DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Income Statement
Results of the discontinued operations

	2015	January 1 – October 31 2016
	RMB	RMB

Revenues	622,107,137	952,968,658
Cost of revenues	(283,766,608)	(407,369,723)
Gross Profit	338,340,529	545,598,935

Operating expenses
Selling and marketing	-	-
General and administrative	(126,468,315)	(276,685,730)
Total operating expenses	(126,468,315)	(276,685,730)
Income from operations	211,872,214	268,913,205

Interest expenses, net	(74,923,604)	(215,226,564)
Exchange loss	(31,214,031)	(25,441,221)
Change in fair value of forward contracts	-	4,455,731
Other income/(expenses), net	(16,018,551)	37,675
Subsidy income	1,704,445	141,496
Equity income in affiliated companies	13,669,111	15,265,937
Gain on disposal of discontinued operations	-	1,007,884,060
Income from discontinued operations before income taxes	105,089,584	1,056,030,319
Income tax expense, net	(11,329,810)	(54,466,059)
Income from discontinued operations, net of tax	93,759,774	1,001,564,260

Disposal Groups, Including Discontinued Operations, Balance Sheet
Cash flows generated from/(used in ) discontinued operations	2015	2016
Net cash used in operating activities	(1,431,244,810)	(2,017,319,542)
Net cash used in investing activities	(2,129,264,757)	(2,048,843,302)
Net cash provided by financing activities	4,390,737,581	5,074,465,592
Net increase in cash and cash equivalent	830,228,014	1,008,302,748